Other Financial Assets And Liabilities - Financial Assets and Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / uSD € / $ ¥ / $	Dec. 31, 2022 USD ($) $ / uSD € / $ ¥ / $
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	$ 2,319	$ 2,414
Currency risk
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	3,980	4,108
Currency risk | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	1,444	1,935
Currency risk | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 845	$ 1,203
Average Foreign Currency/ US$ | € / $	0.91	0.94
Average Strike Price	0	0
Currency risk | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 483	$ 496
Average Foreign Currency/ US$ | $ / uSD	1.33	1.37
Average Strike Price	0	0
Currency risk | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 116	$ 236
Average Foreign Currency/ US$ | ¥ / $	140.20	127.22
Average Strike Price	0	0
Currency risk | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 653	$ 795
Currency risk | Interest rate swaps | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	0.00442	0.00382
Currency risk | Interest rate swaps | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	0.01761	0.01731
Currency risk | Cross currency interest rate swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 519	$ 535
Average Foreign Currency/ US$ | € / $	0.89	0.89
Currency risk | Cross currency interest rate swaps (receive euros/pay US$) | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	0.03834	0.03834
Currency risk | Cross currency interest rate swaps (receive euros/pay US$) | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	0.04182	0.04182
Currency risk | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 1,127	$ 796
Average Foreign Currency/ US$ | $ / uSD	1.37	1.37
Currency risk | Cross currency swaps (receive Singapore $/pay US$) | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	0.0183	0.01830
Currency risk | Cross currency swaps (receive Singapore $/pay US$) | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	0.01941	0.01941
Currency risk | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 237	$ 47
Average Foreign Currency/ US$ | € / $	0.91
Average Strike Price	73.59	512.56
Currency risk | Other Current Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	$ (42)	$ (61)
Currency risk | Other Current Financial Liabilities | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(12)	(53)
Currency risk | Other Current Financial Liabilities | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(4)	(32)
Currency risk | Other Current Financial Liabilities | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(1)	(1)
Currency risk | Other Current Financial Liabilities | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(7)	(20)
Currency risk | Other Current Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Current Financial Liabilities | Cross currency interest rate swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(3)	0
Currency risk | Other Current Financial Liabilities | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Current Financial Liabilities | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(27)	(8)
Currency risk | Other Non-current Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(14)	(5)
Currency risk | Other Non-current Financial Liabilities | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Cross currency interest rate swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	(3)
Currency risk | Other Non-current Financial Liabilities | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(14)	(2)
Currency risk | Other Current Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	52	79
Currency risk | Other Current Financial Assets | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	28	79
Currency risk | Other Current Financial Assets | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	14	46
Currency risk | Other Current Financial Assets | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	8	15
Currency risk | Other Current Financial Assets | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	6	18
Currency risk | Other Current Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	17	0
Currency risk | Other Current Financial Assets | Cross currency interest rate swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	5	0
Currency risk | Other Current Financial Assets | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Current Financial Assets | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2	0
Currency risk | Other Non-current Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	80	98
Currency risk | Other Non-current Financial Assets | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1	3
Currency risk | Other Non-current Financial Assets | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	3
Currency risk | Other Non-current Financial Assets | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Non-current Financial Assets | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1	0
Currency risk | Other Non-current Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	5	42
Currency risk | Other Non-current Financial Assets | Cross currency interest rate swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1	2
Currency risk | Other Non-current Financial Assets | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	73	51
Currency risk | Other Non-current Financial Assets | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	$ 0	$ 0